Research and development (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Research and Development Expense [Abstract]
Disclosure of detailed information about research and development expense [Table Text Block]
	2022 $	2021 $	2020 $

Salaries and benefits (note 9)	2,418,468	1,602,709	1,317,920
Laboratory operation	325,973	305,135	290,336
Amortization of property and equipment	236,021	225,180	72,187
Rent	139,862	108,346	87,720
Inventory written off to research and development	132,186	-	-
Amortization of deferred development costs	105,375	-	-
Analyses and testing	74,983	62,874	55,740
Travel and meals	-	-	16,554
Gross research and development expenses	3,432,868	2,304,244	1,840,457
Allocated to deferred development costs	(1,587,269)	(1,163,856)	(655,132)
Allocated to inventory production	-	(726,383)	(463,474)

Net research and development expenses	1,845,599	414,005	721,851